Intangible and Other Long-Term Assets (Details) - Schedule of Reconciliation Between the Opening and Closing Balances - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation Between the Opening and Closing Balances [Line Items]
Beginning Balance	$ 2,325,255	$ 2,312,569
Additions	0	0
Cancellations	(27,174)	0
Adjustment effect of the year	0	12,686
Ending Balance	2,298,081	2,325,255
Gross carrying amount [member]
Schedule of Reconciliation Between the Opening and Closing Balances [Line Items]
Beginning Balance	4,594,619	4,585,728
Additions	7,344	10,609
Cancellations	(27,174)	(2,505)
Adjustment effect of the year	(15,459)	787
Ending Balance	4,559,330	4,594,619
Accumulated amortization [Member]
Schedule of Reconciliation Between the Opening and Closing Balances [Line Items]
Beginning Balance	(2,269,364)	(2,273,159)
Additions	(7,344)	(10,609)
Cancellations	0	2,505
Adjustment effect of the year	15,459	11,899
Ending Balance	$ (2,261,249)	$ (2,269,364)